Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions
Revenues		$ (915,625)	$ (809,577)	$ (674,089)
Loss on disposal of non-current assets		406	1,100	572
General and administrative expenses		35,007	43,313	47,249
Egypt LNG Shipping Ltd / Associate
Transactions
Loss on disposal of non-current assets	$ 572
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues		(703)	(703)	(703)
Egypt LNG Shipping Ltd / Associate | Sale of office property
Transactions
Loss on disposal of non-current assets				572
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses		647	593	478
Nea Dimitra Property | Office rent
Transactions
Financial costs and depreciation		717	780	669
Nea Dimitra Property | Other office services
Transactions
General and administrative expenses				1
Seres S.A. | Catering services
Transactions
General and administrative expenses		326	306	268
Seres S.A. | Consultancy services
Transactions
General and administrative expenses		51	$ 65	56
Chartwell Management Inc. | Travel expenses
Transactions
General and administrative expenses				23
Ceres Monaco S.A.M. | Travel expenses
Transactions
General and administrative expenses				1
Ceres Monaco S.A.M. | Professional services
Transactions
General and administrative expenses				144
Ceres Shipping Ltd | Travel expenses
Transactions
General and administrative expenses				$ 1
Blenheim Holdings Ltd. | Professional services
Transactions
General and administrative expenses		$ 1